Average Annual Total Returns - Arrow Dow Jones Global Yield ETF		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dow Jones Global Composite Yield Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	14.87%	8.86%	6.05%
Arrow Dow Jones Global Yield ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		14.72%	7.53%	4.77%
Arrow Dow Jones Global Yield ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.34%	4.74%	1.97%
Arrow Dow Jones Global Yield ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.22%	4.81%	2.51%

[1]	The Dow Jones Global Composite Yield Index is constructed by equally weighting the five global high-yield index baskets, each of which is made up of 30 equally weighted components. Investors cannot invest directly in an index.